Inventories	6 Months Ended
Jun. 30, 2026
Inventories
Inventories

5.    Inventories

At June 30, 2026 and December 31, 2025, inventories consisted of the following:

Inventories

in € K

	June 30,	December 31,
	2026	2025

Finished goods	1,362,872	1,251,141
Healthcare supplies	441,137	413,453
Raw materials and purchased components	368,694	329,299
Work in process	159,145	146,878
Inventories	2,331,848	2,140,771